Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Investments accounted for using the equity method

(11) Investments accounted for using the equity method

-Accounting Principles-

The Group, in the course of its business, may enter into arrangements where it will exercise joint control over entities resulting in classifying these operations as joint ventures or joint operations depending on the rights and obligations arising from the contractual arrangement.

Alternatively, it may enter into arrangements where it holds 20 to 50 percent of the voting rights and exercises significant influence resulting in these companies being classified as associate companies.

Investments in associates and joint ventures are accounted for using the equity method.

The Group’s share of profit of joint ventures is classified within non-operating profit as these operations do not form an integral part of the Group’s financial performance, reflecting its non-core business activities.

The Group’s share of profit (loss) of associates is classified below Operating profit.

Goodwill arising from an acquisition is included in the carrying amount of the investments in joint ventures and associated companies.

Equity accounting is discontinued when the carrying amount of the investment together with any long-term interest in a joint venture or in an associate reaches zero, unless the Group has either incurred or guaranteed additional obligations in respect of the joint venture or associate.

Impairment of Joint Ventures and Associates

The Group tests investments in joint ventures and associates for which it does not possess control but has significant influence for impairment on a regular basis and when there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the net investment.

Objective evidence of impairment includes but is not limited to the net asset value being below carrying amount, absence of scientific progress, significant financial difficulties of the joint venture, associate or information about significant changes with an adverse effect that have taken place in the economic environment in which it operates and indicates that the carrying amount may not be recovered.

-Investment in associates-

Individually immaterial shares in companies accounted for using the equity method are presented in aggregate, provided that at the balance sheet date the equity book value did not exceed € 10,000k or Evotec’s share of earnings in the result (Share of profit in associate and Impairment combined) were less than € 1,000k in the company’s profit or loss. At the balance sheet date, six investments were classified as significant, and four investments were classified as insignificant.

The additions to the significant investments in 2023 are entirely related to financing rounds (capital contributions).

The following table summarizes the development of the investments in associates during year 2023:

		Centauri		Dark Blue	Topas	Tucana
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Bioscienes	Insignificant
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH	Inc.	investments	Total
Balance at January 1, 2023	1,371	—	3,967	4,022	405	2,325	3,954	16,043
Investment	2,360	3,455	—	—	2,023	—	—	7,838
Share of profit in associate	(3,730)	(309)	(968)	(4,022)	(2,428)	(775)	(650)	(12,881)
Impairment	—	(3,336)	(2,999)	—	—	(579)	(960)	(7,875)
Dividend earned	—	—	—	—	—	—	(424)	(424)
Divestment	—	—	—	—	—	(970)	—	(970)
Reclassification due to change of control	—	2,369	—	—	—	—	(1,029)	1,341
Balance at December 31, 2023	—	2,179	—	—	—	—	892	3,071

The following table provides an overview of the development of the investments in 2022:

		Breakpoint		Dark Blue	Quantro	Topas
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Therapeutics	Insignificant
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH	GmbH	investments	Total
Balance at January 1, 2022	—	2,774	4,212	405	1,307	1,497	2,873	13,068
Investment	3,634	—	2,564	7,167	1,250	1,821	2,505	18,940
Share of profit in associate	(2,263)	(2,774)	(2,809)	(3,550)	(510)	(2,913)	(1,147)	(15,965)
Impairment	—	—	—	—	—	—	—	—
Dividend earned	—	—	—	—	—	—	—	—
Divestment	—	—	—	—	—	—	—	—
Reclassification due to change of control	—	—	—	—	—	—	—	—
Balance at December 31, 2022	1,371	—	3,967	4,022	2,047	405	4,231	16,043

Further financial information on the significant investments accounted for using the equity method is presented below:

2023

		Centauri		Dark Blue	Quantro
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH
Current assets	1,272	9,451	1,071	4,321	613
Non-current assets	727	—	421	248	5,072
Current liabilities	2,257	—	148	1,087	2,902
Non-current liabilities	—	—	—	9,098	483
Revenues from Jan 1 to Dec 31	—	597	—	—	2,353
Net income Jan 1 to Dec 31	(10,667)	(3,448)	(2,176)	(9,210)	(890)
Share of profit in associate	(3,730)	(309)	(968)	(4,022)	(194)

2022

		Breakpoint		Dark Blue	Quantro	Topas
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Therapeutics
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH	GmbH
Current assets	4,029	7,204	3,409	14,244	4,392	6,795
Non-current assets	6	2	484	32	445	—
Current liabilities	672	1,068	302	1,065	1,666	843
Non-current liabilities	—	143	85	8,208	—	—
Revenues from Jan 1 to Dec 31	—	—	15	—	1,321	—
Net income Jan 1 to Dec 31	(6,144)	(11,789)	(6,940)	1,025	(797)	(9,340)
Share of profit in associate	(2,263)	(2,774)	(2,809)	(3,550)	(510)	(2,913)